Equity-based Compensation Plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-based Compensation Plans

10. Equity-based compensation plans

A summary of equity-based compensation cost recognized during the year ended December 31, 2020, 2019, and 2018 is as follows:

	2020	2019	2018
QLH Class B units	$5,556	$3,594	$824
QLH restricted Class B-1 units	90	—	—
Restricted Class A shares	211	—	—
Restricted stock units	19,679	—	—

Equity-based compensation expense	$25,536	$3,594	$824

Total income tax benefit recognized related to equity-based compensation	$3,088	$—	$—

Equity-based compensation cost is allocated to the following expense categories in its condensed consolidated statement of operations during the year ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Cost of revenue	$2,809	$181	$54
Sales and marketing	6,544	1,384	425
Product development	4,723	532	167
General and administrative	11,460	1,497	178

Total equity-based compensation	$25,536	$3,594	$824

No compensation cost was capitalized during fiscal 2020, 2019, or 2018.

QLH Class B Profits Interests

Prior to the IPO, the Company maintained a QLH Class B Restricted Unit Plan (the “QLH Plan”), whereby QLH had the authority to issue up to 177,300 Class B units in the form of profits interests to directors, employees, managers, independent contractors, and advisors of QLH and its subsidiaries upon approval of the Board of Directors. The QLH Class B units granted to employees were generally subject to a four-year vesting period, whereby the awards become 25% vested on the first anniversary of the vesting commencement date and then vest ratably on a monthly basis thereafter through the end of the vesting period. The Class B units are equity-classified share-based payments and were recognized utilizing the straight-line method.

In connection with the IPO, the Board of Directors approved the acceleration of vesting on a portion of certain employees’ awards as of the IPO date. As a result of this modification, there was no incremental compensation cost; however, the Company recognized $2.7 million of compensation cost on the IPO date related to the portion of the awards that were accelerated.

As required per the original award terms, all awards on the IPO date, related to 43 employees or their beneficiaries, were exchanged to have substantially equivalent rights and to maintain the grantees’ ownership interests in the remaining assets of the Company. The senior executives received Class B-1 units, which, when vested, together with shares of Company Class B are exchangeable for shares of Company Class A common stock. All other grantees received shares of Company Class A common stock. The awards continue to be subject to the QLH Plan, and those that are unvested are subject to the same vesting terms and conditions. The awards remain equity-classified; however, the awards are no longer in the form of profits interests.

A portion of vested awards on the IPO date were settled for cash. Ultimately, as of the IPO date, all of the legacy QLH Class B profits interests were either (1) settled for cash or (2) cancelled in exchange for QLH Class B-1 units and Company Class A shares.

The fair value of the QLH Class B profits interests was determined on the grant date using the option pricing model based on the following assumptions:

	Twelve months ended December 31,
	2020	2019	2018
Expected term (in years)	0.5 - 2 years	2 - 3 years	3 - 5 years
Expected volatility	70% - 88%	70% - 75%	50 - 55%
Expected dividend yield	—	—	—
Risk-free interest rate	0.11% - 1.41%	1.58% - 2.19%	2.57% - 2.74%
Discount for lack of marketability	25% - 30%	30%	30%

A summary of Class B Unit activity for fiscal years 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value	Aggregate Intrinsic Value (in thousands)

QLH Class B units
Outstanding as of December 31, 2017	81,590	$41.36	$6,274
Granted	19,000	62.08
Repurchased	—	—
Forfeited	(2,500)	46.09
Settled or cancelled	—	—

Outstanding as of December 31, 2018	98,090	$45.25	$22,244

Granted	100,738	$71.69
Repurchased	(31,799)	44.61
Forfeited	(3,229)	46.09
Settled or cancelled	—	—

Outstanding as of December 31, 2019	163,800	$61.62	$28,622

Granted	25,500	$105.85
Repurchased	(8,568)	51.03
Forfeited	(3,432)	74.22
Settled or cancelled (1)	(177,300)	68.25

Outstanding as of December 31, 2020	—	$—	$—

(1)	Upon the IPO and the concurrent 44 x stock split, these units were exchanged for 6,470,599 QLH Class B-1 units and Company Class A shares, of which 902,847 vested shares were cash-settled at fair market value. Because all of the QLH Class B profits interests were either (1) settled or (2) cancelled and replaced upon the IPO, there are 0 QLH Class B units outstanding as of December 31, 2020.

For the year ended December 31, 2020, 2019, and 2018, cash used to settle redemptions of Class B units was $19.4 million, $5.8 million, and $0.0 million, respectively. Redemptions include redemptions arising in connection with the Insignia Recapitalization, optional unit repurchases by the Company following an employee’s termination of employment, and settlement of a portion of the grantee’s awards upon the IPO. During the year ended December 31, 2020, 2019, and 2018, the Company recognized $0.8 million, $1.3 million, and $0 million, respectively, of equity-based compensation cost for the amount by which the Class B units were redeemed in excess of fair value at the date of redemption. These amounts are included within operating cash flow. During the year ended December 31, 2020, 2019, and 2018, the redemption amount which was not in excess of fair value on the date of redemption was $18.6 million, $4.5 million, and $0 million, respectively. Cash used to settle a portion of the awards upon the IPO was $15.9 million (net of underwriter discounts), which was included within financing cash flow, as the cash payment did not exceed the fair value of the award at the date of repurchase.

QLH Restricted Class B-1 Units

Upon the IPO, senior executives that held legacy QLH Class B profits interests received QLH Class B-1 units, which have a substantially equivalent value and which together with Company Class B shares can be exchanged for Company Class A shares when vested. The cancellation and concurrent replacement of Class B profits interests for Class B-1 units was considered a modification. The modification did not result in incremental compensation cost, as the fair value of the replacement awards, determined by using the per share price of Company Class A shares (into which QLH restricted Class B-1 units are convertible) offered to the public in connection with the IPO, did not differ from the fair value of the QLH Class B profits interests immediately before the modification. The awards that were unvested on the modification date are QLH restricted Class B-1 units and are subject to the same vesting terms as the legacy QLH Class B profits interests under the QLH Plan. Under the QLH Plan, 6,470,599 QLH Class B-1 units and Company Class A shares are authorized.

The QLH restricted Class B-1 units granted to employees are generally subject to a four-year vesting period, whereby the awards become 25% vested on the first anniversary of the vesting commencement date and then vest ratably on a monthly basis thereafter through the end of the vesting period. The QLH restricted Class B-1 units are equity-classified share-based payments, and the remaining unrecognized cost, which is based on the original grant-date fair value of the Class B profits interests, is recognized utilizing the straight-line method.

Grantees have made 83(b) election under the Internal Revenue Code; therefore, the QLH Class B-1 Units are subject to gross share settlement.

A summary of unvested QLH Class B-1 unit activity for 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

QLH Class B-1 units
Unvested and outstanding as of December 31, 2019	—	—
Granted	583,398	$2.79
Vested	(53,047)	1.77
Forfeited	(5,667)	1.93
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	524,684	$2.90

As of December 31, 2020, total unrecognized compensation cost related to unvested QLH Class B-1 units was $1.4 million which is expected to be recognized over a weighted average period of 3.0 years. The total fair value of QLH Class B-1 units that vested during the year ended December 31, 2020, 2019, and 2018 was $2.0 million, $0, and $0, respectively.

Company Restricted Class A Shares

Upon the IPO, non-senior executives that held legacy QLH Class B profits interests received Company Class A shares. The cancellation and concurrent replacement of the QLH Class B profits interests for Company Class A shares was considered as a modification. The modification did not result in incremental compensation cost, as the fair value of the replacement awards, determined by using the per share price of Company Class A shares offered to the public in connection with the IPO, did not differ from the fair value of the QLH Class B profits interests immediately before the modification. The awards that were unvested on the modification date are Company restricted Class A shares and are subject to the same vesting terms as the legacy QLH Class B profits interests under the QLH Plan. Under the QLH Plan, 6,470,599 QLH Class B-1 units and Company Class A shares are authorized.

The Company restricted Class A shares granted to employees are generally subject to a four-year vesting period, whereby the awards become 25% vested on the first anniversary of the vesting commencement date and then vest ratably on a monthly basis thereafter through the end of the vesting period. The Company restricted Class A shares are equity-classified share-based payments, and the remaining unrecognized cost, which is based on the original grant-date fair value of the QLH Class B profits interests, is recognized utilizing the straight-line method. Grantees have made 83(b) election under the Internal Revenue Code; therefore, the Company Restricted Class A shares are subject to gross share settlement.

A summary of unvested Company Class A share activity for 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

Restricted Class A Shares
Unvested and outstanding as of December 31, 2019	—	—
Granted	1,210,253	$3.21
Vested	(120,516)	1.72
Forfeited	(28,132)	1.93
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	1,061,605	$3.41

As of December 31, 2020, total unrecognized compensation cost related to unvested Company Class A shares was $3.3 million, which is expected to be recognized over a weighted average period of 3.06 years. The total fair value of Company restricted Class A shares that vested during fiscal 2020, 2019, and 2018 was $4.5 million $0, and $0, respectively.

Restricted Stock Units

In October 2020, the Company adopted the 2020 Omnibus Incentive Plan (the “Omnibus Plan”) under which the Company may grant up to 12,506,550 restricted stock units and other equity-based awards to employees, directors, officers, and consultants of the Company. The restricted stock units represent the right to receive one share of Company Class A common stock. The restricted stock units granted generally vest quarterly over periods ranging from three to four years. However, a portion of some restricted stock unit grants were already fully vested based on employee tenure as of the grant date, which resulted in a requisite service period which is shorter than three to four years. The restricted stock units are equity-classified share-based payments and the related cost is recognized utilizing the straight-line method. Upon vesting of the restricted stock units, the Company generally issues new shares to the participants, net of withholding taxes, except for certain executives and non-employee directors who receive gross share settlement.

The fair value of the restricted stock units is determined based on the closing market price of the Company’s Class A shares on the date of grant, with the exception of those restricted stock units granted on the IPO effective date, for which the Company used the per share price of Company Class A shares offered to the public in connection with the IPO.

A summary of unvested restricted stock unit activity for fiscal years 2020, 2019, and 2018 is as follows:

	Number of Units	Weighted-average grant-date fair value

RSUs
Unvested and outstanding as of December 31, 2019	—	—
Granted	5,822,790	$22.22
Vested	(339,914)	38.39
Forfeited	—	—
Settled or cancelled	—	—

Unvested and outstanding as of December 31, 2020	5,482,876	$21.22

As of December 31, 2020, total unrecognized compensation cost related to unvested restricted stock units was $109.7 million, which is expected to be recognized over a weighted average period of 2.85 years.

The total fair value of Company restricted stock units that vested during the year ended December 31, 2020, 2019, and 2018 was $13.0 million, $0, and $0, respectively.